UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash Flows used in Operating Activities:
Net income/ (loss)	$ 29,124	$ (13,777)
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Depreciation and amortization of deferred charges (Note 5)	4,026	7,107
Amortization of deferred financing costs and other fees	170	245
Amortization of prepaid charter revenue	0	2,709
(Gain) / Loss on vessels' sale (Note 5)	(945)	497
Compensation cost on restricted stock awards (Note 8)	541	552
Gain from bank debt write off (Note 6)	(42,185)	0
(Increase) / Decrease in:
Accounts receivable, trade	(183)	283
Inventories	765	492
Prepaid expenses and other assets	104	(1,249)
Increase / (Decrease) in:
Accounts payable, trade and other	973	(354)
Due to related parties	(39)	105
Accrued liabilities	(296)	64
Deferred revenue	374	(496)
Other liabilities	17	19
Drydock costs	(474)	(540)
Net Cash used in Operating Activities	(8,028)	(4,343)
Cash Flows provided by Investing Activities:
Vessel acquisitions and other vessel costs	0	(194)
Proceeds from sale of vessels, net of expenses (Note 5)	5,895	4,523
Property and equipment additions	(11)	(22)
Insurance settlements	785	0
Net Cash provided by Investing Activities	6,669	4,307
Cash Flows provided by / (used in) Financing Activities:
Proceeds from a related party loan (Note 4)	40,000	0
Proceeds from an unrelated party loan (Note 6)	35,000	0
Repayments of long term debt (Note 6)	(85,000)	(10,188)
Issuance of preferred stock, net of issuance costs (Note 8)	5,610	0
Cash dividends (Note 9)	0	(374)
Changes in restricted cash	9,000	0
Net Cash provided by / (used in) Financing Activities	4,610	(10,562)
Net increase / (decrease) in cash and cash equivalents	3,251	(10,598)
Cash and cash equivalents at beginning of period	8,316	29,388
Cash and cash equivalents at end of period	11,567	18,790
Cash paid during the period for:
Related party loan reduction in exchange for preferred shares (Notes 4 and 8)	3,000	0
Interest payments, net of amounts capitalized	$ 3,896	$ 3,225